SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Sep. 30, 2008
Current assets:
Cash and cash equivalents	$ 174,116	$ 212,267	$ 231,129	$ 230,766	$ 289,141	$ 329,148	$ 312,857	$ 250,976	$ 214,271	$ 295,434	$ 247,212	$ 259,122	$ 234,132	$ 244,074	$ 112,696
Restricted cash			68,681	68,584
Short-term investments				7,895	18,872	25,829	26,108	42,288	53,155	84,081	79,372	68,912	24,070	8,127
Accounts receivable - net	359,301	350,697	323,118	292,704	254,811	227,290	207,950	234,162	207,260	212,829	217,001	218,962	206,333	230,984
Recoverable income taxes	4,817	7,083	5,372	16,576	27,268	24,917	10,092	12,946	4,595	6,810	3,541	3,900	276	249
Inventories - net	53,095	52,366	49,622	51,398	43,341	38,359	41,230	37,387	40,538	40,653	47,083	59,382	62,164	57,605
Deferred income taxes and other current assets	24,243	21,564	16,708	19,218	16,441	30,563	37,725	38,194	37,274		36,854	40,100	43,055
Total current assets	684,401	712,726	694,630	687,141	649,874	676,106	635,962	615,953	557,093	680,224	631,063	650,378	57,030	591,187
Long-term contract receivables	21,460	22,070	22,850	23,590	24,140	23,700	24,275	25,180	26,530	28,080	29,800	17,000	9,300	13,400
Long-term capitalized contract costs	40,146	26,875	13,695
Property, plant and equipment - net	55,434	55,327	56,166	55,525	52,045	48,467	47,828	47,635	47,210	47,469	47,228	47,190	48,327	48,895
Goodwill	173,734	146,933	146,597	146,812	146,413	146,355	146,972	146,769	150,291	64,142	58,872	59,092	59,529	59,433	61,032
Purchased intangibles	54,188	39,374	42,836	46,493	50,147	54,139	58,290	62,529	67,204	26,295	34,035	25,274	26,952	28,618
Other assets		6,648	22,087	20,426	19,624	4,933	17,111	17,371	17,287	6,021	20,860	21,581	21,728	7,536
Total assets	1,050,753	1,026,317	998,861	979,987	942,243	966,524	930,438	915,437	865,615	871,519	821,858	820,515	735,866	763,573
Current liabilities:
Trade accounts payable	29,001	47,917	40,341	42,785	31,554	43,984	42,316	33,901	23,723	39,085	36,549	37,531	20,231	32,542
Customer advances	107,913	100,764	116,828	119,647	124,244	134,316	102,388	97,605	119,183	98,515	96,156	78,527	85,932	83,978
Accrued compensation and other current liabilities		52,680	84,238	84,793	88,929	49,513	109,094	129,751	91,948	48,994	94,794	121,720	84,101	49,134
Income taxes payable	8,715	20,733	19,804	21,346	19,606	18,716	18,127	19,148	14,517	27,219	29,838	30,974	9,715	12,099
Current portion of long-term debt	4,563	4,561	4,545	4,556	4,539	4,541	4,554	4,556	4,541	4,545	4,518	4,527	4,561	4,554
Total current liabilities	297,508	282,643	265,756	273,127	268,872	308,076	276,479	284,961	253,912	279,449	261,855	273,279	204,540	241,951
Long-term debt	2,814	6,942	6,995	7,191	7,233	11,377	11,596	11,574	11,786	15,949	15,884	16,077	16,409	20,570
Other non-current liabilities		6,527	69,130	69,059	66,902	6,582	68,353	67,129	69,641	4,748	51,050	52,686	53,647
Shareholders' equity:
Common stock	12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,530	12,530
Retained earnings	727,489	715,043	703,255	670,443	650,254	629,560	617,341	595,291	571,586	553,452	539,269	522,541	498,006	486,170	427,836
Accumulated other comprehensive income (loss)	(19,111)	(21,148)	(22,667)	(16,172)	(27,306)	(26,493)	(19,525)	(19,836)	(17,364)	(16,340)	(22,154)	(20,022)	(13,195)	(14,242)
Treasury stock at cost	(36,078)	(36,078)	(36,078)	(36,078)	(36,078)	(36,078)	(36,078)	(36,078)	(36,078)	(36,074)	(36,074)	(36,074)	(36,071)	(36,071)
Shareholders' equity related to Cubic	684,874	670,391	657,084	630,767	599,444	579,563	574,312	551,951	530,718	513,612	493,615	479,019	461,270	448,387
Noncontrolling interest in variable interest entity	24	(49)	(104)	(157)	(208)	(253)	(302)	(358)	(442)	(563)	(546)	(546)
Total shareholders' equity	684,898	670,342	656,980	630,610	599,236	579,310	574,010	551,593	530,276	513,049	493,069	478,473	461,270	448,387
Total liabilities and shareholders' equity	1,050,753	1,026,317	998,861	979,987	942,243	966,524	930,438	915,437	865,615	871,519	821,858	820,515	735,866	763,573
Previously Reported
Current assets:
Cash and cash equivalents				230,766	289,141	329,148	312,857	250,976	214,271	295,434	247,212	259,122	234,132	244,074	112,696
Restricted cash				68,584
Short-term investments				7,895	18,872	25,829	26,108	42,288	53,155	84,081	79,372	68,912	24,070	8,127
Accounts receivable - net				292,704	254,811	223,984	207,950	234,162	207,260	210,284	217,001	218,962	206,333	231,461
Recoverable income taxes				12,392	22,177	20,725	9,762	12,843		8,320
Inventories - net				50,664	42,172	36,729	37,578	33,248	35,471	32,820	42,484	50,066	54,510	49,107
Deferred income taxes and other current assets				24,325	20,783	34,230	41,746	41,580	40,465		38,848	43,741	46,569
Total current assets				687,330	647,956	670,645	636,001	615,097	550,622	674,657	624,917	640,803	565,614	584,858
Long-term contract receivables				23,590	24,140	23,700	24,275	25,180	26,530	28,080	29,800	17,000	9,300	13,400
Property, plant and equipment - net				55,525	52,045	48,467	47,828	47,635	47,210	47,469	47,228	47,190	48,327	48,895
Goodwill				146,812	146,413	146,355	146,972	146,769	150,291	64,142	58,872	59,092	59,529	59,433
Purchased intangibles				46,493	50,147	54,139	58,290	62,529	67,204	26,295	34,035	25,274	26,952	28,618
Other assets				18,920	18,118	4,216	15,047	15,333	15,271	5,196	20,105	20,457	20,680	7,029
Total assets				978,670	938,819	958,840	928,413	912,543	857,128	864,409	814,957	809,816	730,402	756,315
Current liabilities:
Trade accounts payable				41,126	30,372	38,870	41,304	32,890	22,766	33,638	35,768	36,742	19,746	28,626
Customer advances				168,670	172,988	183,845	161,474	154,022	160,830	139,723	131,505	119,404	121,197	123,458
Accrued compensation and other current liabilities				83,499	86,344	49,513	105,959	127,603	90,012	48,994	93,927	121,264	84,423	49,134
Income taxes payable				11,922	8,460	7,902	7,063	7,597	1,604	20,107	19,515	18,293	3,053	3,491
Current portion of long-term debt				4,556	4,539	4,541	4,554	4,556	4,541	4,545	4,518	4,527	4,561	4,554
Total current liabilities				309,773	302,703	338,497	320,354	326,668	279,753	307,048	285,233	300,230	232,710	269,665
Long-term debt				7,191	7,233	11,377	11,596	11,754	11,786	15,949	15,884	16,077	16,409	20,570
Other non-current liabilities				57,954	56,157	6,582	58,313	57,270	60,040	4,748	43,499	45,199	46,048
Shareholders' equity:
Common stock				12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,530	12,530
Retained earnings				641,336	620,291	598,849	577,155	556,341	541,475	521,567	510,720	488,020	469,406	455,743	404,868
Accumulated other comprehensive income (loss)				(13,923)	(23,853)	(23,294)	(15,199)	(15,628)	(11,980)	(9,745)	(16,333)	(15,664)	(10,630)	(11,357)
Treasury stock at cost				(36,078)	(36,078)	(36,078)	(36,078)	(36,078)	(36,078)	(36,074)	(36,074)	(36,074)	(36,071)	(36,071)
Shareholders' equity related to Cubic				603,909	572,934	552,051	538,452	517,209	505,991	488,322	470,887	448,856	435,235	420,845
Noncontrolling interest in variable interest entity				(157)	(208)	(253)	(302)	(358)	(442)	(563)	(546)	(546)
Total shareholders' equity				603,752	572,726	551,798	538,150	516,851	505,549	487,759	470,341	448,310	435,235	420,845
Total liabilities and shareholders' equity				978,670	938,819	958,840	928,413	912,543	857,128	864,409	814,957	809,816	730,402	756,315
Adjustments
Current assets:
Accounts receivable - net						3,306				2,545				(477)
Recoverable income taxes				4,184	5,091	4,192	330	103	4,595	(1,510)	3,541	3,900	276	249
Inventories - net				734	1,169	1,630	3,652	4,139	5,067	7,833	4,599	9,316	7,654	8,498
Deferred income taxes and other current assets				(5,107)	(4,342)	(3,667)	(4,021)	(3,386)	(3,191)		(1,994)	(3,641)	(3,514)
Total current assets				(189)	1,918	5,461	(39)	856	6,471	5,567	6,146	9,575	4,416	6,329
Other assets				1,506	1,506	717	2,064	2,038	2,016	825	755	1,124	1,048	507
Total assets				1,317	3,424	7,684	2,025	2,894	8,487	7,110	6,901	10,699	5,464	7,258
Current liabilities:
Trade accounts payable				1,659	1,182	5,114	1,012	1,011	957	5,447	781	789	755	3,916
Customer advances				(49,023)	(48,744)	(49,529)	(59,086)	(56,417)	(41,647)	(41,208)	(35,349)	(40,877)	(35,265)	(39,480)
Accrued compensation and other current liabilities				1,294	2,585		3,135	2,148	1,936		867	456	(322)
Income taxes payable				9,424	11,146	10,814	11,064	11,551	12,913	7,112	10,323	12,681	6,662	8,608
Total current liabilities				(36,646)	(33,831)	(30,421)	(43,875)	(41,707)	(25,841)	(27,599)	(23,378)	(26,951)	(28,170)	(27,714)
Other non-current liabilities				11,105	10,745		10,040	9,859	9,601		7,551	7,487	7,599
Shareholders' equity:
Retained earnings				29,107	29,963	30,711	40,186	38,950	30,111	31,885	28,549	34,521	28,600	30,427
Accumulated other comprehensive income (loss)				(2,249)	(3,453)	(3,199)	(4,326)	(4,208)	(5,384)	(6,595)	(5,821)	(4,358)	(2,565)	(2,885)
Shareholders' equity related to Cubic				26,858	26,510	27,512	35,860	34,742	24,727	25,290	22,728	30,163	26,035	27,542
Total shareholders' equity				26,848	26,510	27,512	35,860	34,742	24,727	25,290	22,728	30,163	26,035	27,542
Total liabilities and shareholders' equity				$ 1,317	$ 3,424	$ 7,684	$ 2,025	$ 2,894	$ 8,487	$ 7,110	$ 6,901	$ 10,699	$ 5,464	$ 7,258